NOTES PAYABLE - Summary of Company's long term debt (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2011 Principal balance	Dec. 31, 2011 Accrued interest	Dec. 31, 2011 Interest rate
Note
Mutual Ditch seller carry back: Shares in the Mutual Ditch Company		$ 7,403,000
Mutual Ditch seller carry back, interest rate: Shares in the Mutual Ditch Company				6.00%
Orlando purchase: 188 acres of land		187,500	3,500
Orlando purchase, interest rate: 188 acres of land				7.00%
Convertible debt Series A: F-1 assets		2,000,000	85,500
Convertible debt Series A, interest rate: F-1 assets				6.00%
Convertible debt Series B: F-2 assets		5,332,000	160,000
Convertible debt Series B, interest rate: F-2 assets				6.00%
Equipment loans: specific equipment		133,200
Equipment loans, interest rate minimum: specific equipment				5.00%
Equipment loans, interest rate maximum: specific equipment				8.00%
Total		15,055,700	249,000
Less: Current portion		(32,000)
Less: Discount on Series B		(2,919,200)
Long Term portion	$ 1,575,000	$ 12,104,500